RETIREMENT BENEFITS - Contributions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Amounts that will be amortized from accumulated other comprehensive income (loss) into net expense in next fiscal year
Future amortization of gain (loss)	$ (245)
Future amortization of prior service cost (credit)	1
U.S. Pension Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	0
Estimated benefits paid directly by Company	60
Estimated total company contributions	60
Actual Company contributions
Cash contributions paid by the Company	100	0
Benefits paid directly by the Company	58	51
Total Company contributions	158	51
Non - U.S. Pension Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	86
Estimated benefits paid directly by Company	47
Estimated total company contributions	133
Actual Company contributions
Cash contributions paid by the Company	130	308
Benefits paid directly by the Company	100	49
Total Company contributions	230	357
Postretirement Benefit Plans
Amounts that will be amortized from accumulated other comprehensive income (loss) into net expense in next fiscal year
Future amortization of gain (loss)	45
Future amortization of prior service cost (credit)	12
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	0
Estimated benefits paid directly by Company	63
Estimated total company contributions	63
Actual Company contributions
Cash contributions paid by the Company	0	0
Benefits paid directly by the Company	56	52
Total Company contributions	56	52
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	77
Estimated benefits paid directly by Company	6
Estimated total company contributions	83
Actual Company contributions
Cash contributions paid by the Company	6	251
Benefits paid directly by the Company	6	5
Total Company contributions	$ 12	$ 256